Business combination (Details 3) (Runic Games, CNY)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	May 31, 2010	May 31, 2010 IPR&D	May 31, 2010 Others
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		57,349,000
Percentage of voting interests acquired		74.47%
Allocation of purchase price
Net tangible assets acquired		49,696,000
Identifiable intangible assets			17,205,000	6,144,000
Identifiable net assets acquired		73,045,000
Cash consideration		57,349,000
Noncontrolling interest at fair value		19,596,000
Goodwill		3,900,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		7,939,000
Total goodwill arising from business combination		11,839,000
Weighted average amortization period at the acquisition date				1 year 7 months 6 days
Goodwill measurement period adjustment	0